Business Segment and Disaggregation of Revenue - Schedule of Revenue Disaggregated (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenue Disaggregated [Line Items]
Total	$ 18,612,534	$ 17,123,778	$ 16,638,743
Sales of finished goods [Member]
Schedule of Revenue Disaggregated [Line Items]
Revenue	18,110,016	16,730,463	16,402,720
Sales for tooling [Member]
Schedule of Revenue Disaggregated [Line Items]
Revenue	$ 502,518	$ 393,315	$ 236,023